Dec. 31, 2021
ISI Prospectus | Royce Special Equity Fund
Royce Special Equity Fund

The Royce Fund

Supplement to the Investment, Service, and Institutional Class Shares Prospectus Dated May 1, 2022

Royce Opportunity Fund

(to be renamed Royce Small-Cap Opportunity Fund effective July 1, 2022)

Royce Special Equity Fund

(to be renamed Royce Small-Cap Special Equity Fund effective July 1, 2022)

Royce Total Return Fund

(to be renamed Royce Small-Cap Total Return Fund effective July 1, 2022)

II.  The Board has approved name and related investment policy changes for Royce Special Equity Fund as described below. All such changes shall become effective as of July 1, 2022. The operations of the Fund will not change except as contemplated below.

Royce Special Equity Fund

Royce Special Equity Fund will be renamed Royce Small-Cap Special Equity Fund.

Principal Investment Strategy

The first and second sentences of the second paragraph under this heading are deleted in their entirety and replaced with the following:

The Fund invests at least 80% of its net assets in equity securities of small-cap companies, under normal circumstances.

May 1, 2022